Expense Example - FIMMFunds-Class2ComboPRO - FIMMFunds-Class2ComboPRO - Fidelity Investments Money Market Treasury Only Portfolio - Fidelity Investments Money Market Treasury Only Portfolio - Class II	May 30, 2024 USD ($)
Expense Example:
1 year	$ 34
3 years	112
5 years	198
10 years	$ 452